UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Oak Hill REIT Management LLC
Address: 4400 MacArthur Blvd. Suite 740
         Newport Beach, CA  92660

13F File Number:  028-12287

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      John Herold
Title:     Vice President
Phone:     949-975-0500

Signature, Place, and Date of Signing:

 /s/     John Herold     Newport Beach, CA/USA     May 16, 2011

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    28

Form 13F Information Table Value Total:    $151,549 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ASSOCIATED ESTATES RLTY CORP   COM              045604105     4917   309665 SH       SOLE                   309665        0        0
BOSTON PROPERTIES INC          COM              101121101     6494    68461 SH       SOLE                    68461        0        0
BRE PROPERTIES INC             CL A             05564E106     2217    46981 SH       SOLE                    46981        0        0
CAMPUS CREST CMNTYS INC        COM              13466Y105      846    71503 SH       SOLE                    71503        0        0
COGDELL SPENCER INC            COM              19238U107     5360   902323 SH       SOLE                   902323        0        0
COUSINS PPTYS INC              COM              222795106     5295   634096 SH       SOLE                   634096        0        0
DEVELOPERS DIVERSIFIED RLTY    COM              251591103     7909   564964 SH       SOLE                   564964        0        0
DIGITAL RLTY TR INC            COM              253868103     1324    22776 SH       SOLE                    22776        0        0
EQUITY LIFESTYLE PPTYS INC     COM              29472R108     1439    24955 SH       SOLE                    24955        0        0
EXTRA SPACE STORAGE INC        COM              30225T102     2189   105702 SH       SOLE                   105702        0        0
FIRST INDUSTRIAL REALTY TRUS   COM              32054K103     2553   214687 SH       SOLE                   214687        0        0
HCP INC                        COM              40414L109     4037   106400 SH       SOLE                   106400        0        0
HEALTH CARE REIT INC           COM              42217K106     1447    27600 SH       SOLE                    27600        0        0
LIBERTY PPTY TR                SH BEN INT       531172104     1155    35100 SH       SOLE                    35100        0        0
MACK CALI RLTY CORP            COM              554489104     1451    42800 SH       SOLE                    42800        0        0
MARRIOTT INTL INC NEW          CL A             571903202     2136    60024 SH       SOLE                    60024        0        0
MID-AMER APT CMNTYS INC        COM              59522J103     3677    57270 SH       SOLE                    57270        0        0
PENNSYLVANIA RL ESTATE INVT    SH BEN INT       709102107      934    65437 SH       SOLE                    65437        0        0
PROLOGIS                       SH BEN INT       743410102     6593   412548 SH       SOLE                   412548        0        0
RAMCO-GERSHENSON PPTYS TR      COM SH BEN INT   751452202     2136   170458 SH       SOLE                   170458        0        0
SIMON PPTY GROUP INC NEW       COM              828806109     2173    20274 SH       SOLE                    20274        0        0
SL GREEN RLTY CORP             COM              78440X101     1924    25591 SH       SOLE                    25591        0        0
SPDR S&P 500 ETF TR            TR UNIT          78462F103    65466   493750 SH       SOLE                   493750        0        0
SUNSTONE HOTEL INVS INC NEW    COM              867892101     2642   259310 SH       SOLE                   259310        0        0
TAUBMAN CTRS INC               COM              876664103     6656   124230 SH       SOLE                   124230        0        0
U STORE IT TR                  COM              91274F104     2282   216940 SH       SOLE                   216940        0        0
UDR INC                        COM              902653104     1424    58441 SH       SOLE                    58441        0        0
WASHINGTON REAL ESTATE INVT    SH BEN INT       939653101     4873   156738 SH       SOLE                   156738        0        0